Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Allocation of Purchase Price and Amounts Allocated to Goodwill

The following table summarizes the allocation of the purchase price and the amounts allocated to goodwill (in thousands):

Patents (10 year useful life)	$59,400
Customer and contractual relationships (10 year useful life)	10,700
Trademarks (5 year useful life)	800
Goodwill	35,737
Accounts receivable, net	8,059
Other net assets acquired	1,458

Total purchase price	$116,154